Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	VOYA INVESTORS TRUST
CIK	dei_EntityCentralIndexKey	0000837276
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Voya Balanced Income Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIFAX
Voya Balanced Income Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIFIX
Voya Balanced Income Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIFSX
Voya Balanced Income Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIFTX
Voya Government Liquid Assets Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPLXX
Voya Government Liquid Assets Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISPXX
Voya Government Liquid Assets Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITLXX
Voya High Yield Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPYAX
Voya High Yield Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPIMX
Voya High Yield Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPHYX
Voya High Yield Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPYSX
Voya Large Cap Growth Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEOPX
Voya Large Cap Growth Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEOHX
Voya Large Cap Growth Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRLCX
Voya Large Cap Growth Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEOSX
Voya Large Cap Growth Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEOTX
Voya Large Cap Value Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPEAX
Voya Large Cap Value Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPEIX
Voya Large Cap Value Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLCRX
Voya Large Cap Value Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPESX
Voya Large Cap Value Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPETX
Voya Limited Maturity Bond Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMBAX
Voya Limited Maturity Bond Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ILBPX
Voya Limited Maturity Bond Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ILMBX
Voya US Stock Index Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISIVX
Voya US Stock Index Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INGIX
Voya US Stock Index Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISJBX
Voya US Stock Index Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISIPX
VY BlackRock Inflation Protected Bond Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBRAX
VY BlackRock Inflation Protected Bond Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBRIX
VY BlackRock Inflation Protected Bond Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPRBX
VY BlackRock Inflation Protected Bond Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBRSX
VY CBRE Global Real Estate Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICRNX
VY CBRE Global Real Estate Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRGIX
VY CBRE Global Real Estate Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRGTX
VY CBRE Global Real Estate Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRGSX
VY CBRE Real Estate Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICRPX
VY CBRE Real Estate Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVRIX
VY CBRE Real Estate Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVRSX
VY CBRE Real Estate Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVRTX
VY Invesco Growth and Income Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVGAX
VY Invesco Growth and Income Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVGIX
VY Invesco Growth and Income Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVGSX
VY Invesco Growth and Income Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVITX
VY JPMorgan Emerging Markets Equity Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJEAX
VY JPMorgan Emerging Markets Equity Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJEMX
VY JPMorgan Emerging Markets Equity Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJPIX
VY JPMorgan Emerging Markets Equity Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJPTX
VY JPMorgan Small Cap Core Equity Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJSAX
VY JPMorgan Small Cap Core Equity Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJSIX
VY JPMorgan Small Cap Core Equity Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPRSX
VY JPMorgan Small Cap Core Equity Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJSSX
VY JPMorgan Small Cap Core Equity Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IJSTX
VY Morgan Stanley Global Franchise Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGFAX
VY Morgan Stanley Global Franchise Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPRDX
VY Morgan Stanley Global Franchise Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVGTX
VY Morgan Stanley Global Franchise Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IGFSX
VY T Rowe Price Capital Appreciation Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITRAX
VY T Rowe Price Capital Appreciation Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITRIX
VY T Rowe Price Capital Appreciation Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VPRAX
VY T Rowe Price Capital Appreciation Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITCSX
VY T Rowe Price Capital Appreciation Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITCSX
VY T Rowe Price Equity Income Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITEAX
VY T Rowe Price Equity Income Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITEIX
VY T Rowe Price Equity Income Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRPSX
VY T Rowe Price Equity Income Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITETX
Voya Global Perspectives Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPARX
Voya Global Perspectives Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPIRX
Voya Global Perspectives Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPSRX
Voya Retirement Conservative Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRCAX
Voya Retirement Conservative Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRCPX
Voya Retirement Growth Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRGPX
Voya Retirement Growth Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIRGX
Voya Retirement Moderate Growth Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRMGX
Voya Retirement Moderate Growth Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRGMX
Voya Retirement Moderate Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRMPX
Voya Retirement Moderate Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRMIX